Share-based Payments - Disclosure of indirect measurement of fair value of restricted shares granted during period (Details) - Global Blue Management Incentive Plan	6 Months Ended
Sep. 30, 2024 $ / shares Rate
Vesting tranche one | Restricted Shares Award, Other Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested | Rate	25.00%
Share price at grant date (USD) | $ / shares	$ 4.58
Expected volatility | Rate	40.00%
Risk free interest rate	4.16%
Fair value per share (USD) | $ / shares	$ 3.64
Vesting tranche one | Restricted Shares Award, CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested | Rate	50.00%
Share price at grant date (USD) | $ / shares	$ 4.72
Expected volatility | Rate	40.00%
Risk free interest rate	4.16%
Fair value per share (USD) | $ / shares	$ 3.74
Vesting tranche one | Restricted Shares Award, Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested | Rate	50.00%
Share price at grant date (USD) | $ / shares	$ 4.58
Expected volatility | Rate	40.00%
Risk free interest rate	4.16%
Fair value per share (USD) | $ / shares	$ 3.64
Vesting tranche two | Restricted Shares Award, Other Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested | Rate	25.00%
Share price at grant date (USD) | $ / shares	$ 4.58
Expected volatility | Rate	49.00%
Risk free interest rate	3.61%
Fair value per share (USD) | $ / shares	$ 3.54
Vesting tranche two | Restricted Shares Award, CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested | Rate	50.00%
Share price at grant date (USD) | $ / shares	$ 4.72
Expected volatility | Rate	49.00%
Risk free interest rate	3.61%
Fair value per share (USD) | $ / shares	$ 3.65
Vesting tranche two | Restricted Shares Award, Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested | Rate	50.00%
Share price at grant date (USD) | $ / shares	$ 4.58
Expected volatility | Rate	49.00%
Risk free interest rate	3.61%
Fair value per share (USD) | $ / shares	$ 3.54
Vesting tranche three | Restricted Shares Award, Other Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested | Rate	25.00%
Share price at grant date (USD) | $ / shares	$ 4.58
Expected volatility | Rate	60.00%
Risk free interest rate	3.41%
Fair value per share (USD) | $ / shares	$ 3.46
Vesting tranche four | Restricted Shares Award, Other Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested | Rate	25.00%
Share price at grant date (USD) | $ / shares	$ 4.58
Expected volatility | Rate	69.00%
Risk free interest rate	3.35%
Fair value per share (USD) | $ / shares	$ 3.36